LOANS (Details 2) (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2014	Jun. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Allowance for loan loss reserve:
Balance at beginning of period	$ 4,883	$ 5,037	$ 4,661	$ 5,218	$ 5,218	$ 5,251	$ 6,613
Charge-offs	(33)	(36)	(115)	(616)	(2,432)	(1,256)	(3,800)
Recoveries	56	76	177	100	200	278	138
Provision	191	100	374	475	1,675	945	2,300
Balance at end of period	5,097	5,177	5,097	5,177	4,661	5,218	5,251
Loans:
Ending balance	502,940	455,555	502,940	455,555	483,832	449,177	401,246
Ending balance ALLR	(5,097)	(5,177)	(5,097)	(5,177)	(4,661)	(5,218)	(5,251)
Net loans	497,843	450,378	497,843	450,378	479,171	443,959	395,995
Ending balance ALLR:
Individually evaluated	1,438	2,208	1,438	2,208	1,111	1,939	1,200
Collectively evaluated	3,659	2,969	3,659	2,969	3,550	3,279	4,051
Total	5,097	5,177	5,097	5,177	4,661	5,218	5,251
Ending balance Loans:
Individually evaluated	3,039	22,746	3,039	22,746	2,906	30,634	17,265
Collectively evaluated	499,901	432,809	499,901	432,809	480,926	418,543	383,981
Total Loans	502,940	455,555	502,940	455,555	483,832	449,177	401,246
Commercial real estate
Allowance for loan loss reserve:
Balance at beginning of period	1,756	2,964	1,849	3,267	3,267	2,823	3,460
Charge-offs		(21)	(1)	(456)	(1,539)	(729)	(2,267)
Recoveries	20	29	74	41	92	52	32
Provision	(146)	(311)	(292)	(191)	29	1,121	1,598
Balance at end of period	1,630	2,661	1,630	2,661	1,849	3,267	2,823
Loans:
Ending balance	274,500	243,363	274,500	243,363	268,809	244,966	199,201
Ending balance ALLR	(1,630)	(2,661)	(1,630)	(2,661)	(1,849)	(3,267)	(2,823)
Net loans	272,870	240,702	272,870	240,702	266,960	241,699	196,378
Ending balance ALLR:
Individually evaluated	189	1,396	189	1,396	99	1,662	926
Collectively evaluated	1,441	1,265	1,441	1,265	1,750	1,605	1,897
Total	1,630	2,661	1,630	2,661	1,849	3,267	2,823
Ending balance Loans:
Individually evaluated	609	14,499	609	14,499	649	22,910	13,628
Collectively evaluated	273,891	228,864	273,891	228,864	268,160	222,056	185,573
Total Loans	274,500	243,363	274,500	243,363	268,809	244,966	199,201
Commercial, financial, and agricultural
Allowance for loan loss reserve:
Balance at beginning of period	1,572	847	1,378	692	692	1,079	1,018
Charge-offs	(3)	(4)	(65)	(76)	(632)	(40)	(579)
Recoveries	15	30	59	33	56	201	21
Provision	85	217	297	441	1,262	(548)	619
Balance at end of period	1,669	1,090	1,669	1,090	1,378	692	1,079
Loans:
Ending balance	89,515	84,145	89,515	84,145	79,655	80,646	92,269
Ending balance ALLR	(1,669)	(1,090)	(1,669)	(1,090)	(1,378)	(692)	(1,079)
Net loans	87,846	83,055	87,846	83,055	78,277	79,954	91,190
Ending balance ALLR:
Individually evaluated	1,110	643	1,110	643	891	155	160
Collectively evaluated	559	447	559	447	487	537	919
Total	1,669	1,090	1,669	1,090	1,378	692	1,079
Ending balance Loans:
Individually evaluated	1,744	6,668	1,744	6,668	1,830	6,070	1,707
Collectively evaluated	87,771	77,477	87,771	77,477	77,825	74,576	90,562
Total Loans	89,515	84,145	89,515	84,145	79,655	80,646	92,269
Commercial construction
Allowance for loan loss reserve:
Balance at beginning of period	41	118	80	125	125	207	389
Charge-offs						(6)	(412)
Recoveries	3	1	6	2	2		75
Provision	(4)	(22)	(46)	(30)	(47)	(76)	155
Balance at end of period	40	97	40	97	80	125	207
Loans:
Ending balance	10,550	16,053	10,550	16,053	10,904	17,229	19,745
Ending balance ALLR	(40)	(97)	(40)	(97)	(80)	(125)	(207)
Net loans	10,510	15,956	10,510	15,956	10,824	17,104	19,538
Ending balance ALLR:
Individually evaluated		8		8		10
Collectively evaluated	40	89	40	89	80	115	207
Total	40	97	40	97	80	125	207
Ending balance Loans:
Individually evaluated		917		917		858
Collectively evaluated	10,550	15,136	10,550	15,136	10,904	16,371	19,745
Total Loans	10,550	16,053	10,550	16,053	10,904	17,229	19,745
One to four family residential real estate
Allowance for loan loss reserve:
Balance at beginning of period	391	990	516	980	980	1,114	1,622
Charge-offs	(13)	(6)	(16)	(13)	(141)	(399)	(490)
Recoveries	8	6	14	11	26	7	1
Provision	(41)	(113)	(169)	(101)	(349)	258	(19)
Balance at end of period	345	877	345	877	516	980	1,114
Loans:
Ending balance	105,868	94,254	105,868	94,254	103,768	87,948	77,332
Ending balance ALLR	(345)	(877)	(345)	(877)	(516)	(980)	(1,114)
Net loans	105,523	93,377	105,523	93,377	103,252	86,968	76,218
Ending balance ALLR:
Individually evaluated	118	148	118	148	103	112	114
Collectively evaluated	227	729	227	729	413	868	1,000
Total	345	877	345	877	516	980	1,114
Ending balance Loans:
Individually evaluated	622	640	622	640	385	796	1,930
Collectively evaluated	105,246	93,614	105,246	93,614	103,383	87,152	75,402
Total Loans	105,868	94,254	105,868	94,254	103,768	87,948	77,332
Consumer construction
Allowance for loan loss reserve:
Balance at beginning of period	16		25
Recoveries					2
Provision	(1)		(10)		23
Balance at end of period	15		15		25
Loans:
Ending balance	7,464	4,305	7,464	4,305	6,895	7,465	5,774
Ending balance ALLR	(15)		(15)		(25)
Net loans	7,449	4,305	7,449	4,305	6,870	7,465	5,774
Ending balance ALLR:
Collectively evaluated	15		15		25
Total	15		15		25
Ending balance Loans:
Collectively evaluated	7,464	4,305	7,464	4,305	6,895	7,465	5,774
Total Loans	7,464	4,305	7,464	4,305	6,895	7,465	5,774
Consumer
Allowance for loan loss reserve:
Balance at beginning of period	114	13	148
Charge-offs	(17)	(5)	(33)	(71)	(120)	(82)	(52)
Recoveries	10	10	24	13	22	18	9
Provision	4	(5)	(28)	71	246	64	43
Balance at end of period	111	13	111	13	148
Loans:
Ending balance	15,043	13,435	15,043	13,435	13,801	10,923	6,925
Ending balance ALLR	(111)	(13)	(111)	(13)	(148)
Net loans	14,932	13,422	14,932	13,422	13,653	10,923	6,925
Ending balance ALLR:
Individually evaluated	21	13	21	13	18
Collectively evaluated	90		90		130
Total	111	13	111	13	148
Ending balance Loans:
Individually evaluated	64	22	64	22	42
Collectively evaluated	14,979	13,413	14,979	13,413	13,759	10,923	6,925
Total Loans	15,043	13,435	15,043	13,435	13,801	10,923	6,925
Unallocated
Allowance for loan loss reserve:
Balance at beginning of period	993	105	665	154	154	28	124
Provision	294	334	622	285	511	126	(96)
Balance at end of period	1,287	439	1,287	439	665	154	28
Loans:
Ending balance ALLR	(1,287)	(439)	(1,287)	(439)	(665)	(154)	(28)
Net loans	(1,287)	(439)	(1,287)	(439)	(665)	(154)	(28)
Ending balance ALLR:
Collectively evaluated	1,287	439	1,287	439	665	154	28
Total	$ 1,287	$ 439	$ 1,287	$ 439	$ 665	$ 154	$ 28